Prepayments and other current assets - Schedule of movements in the allowance of prepayments and other current assets for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other current assets, net
Balance as of January 1	¥ 18,102	¥ 154
Write-off	(6,862)
Amounts charged to expenses	520	17,948
Balance as of December 31	¥ 11,760	¥ 18,102